Financial risk management - Exposure to credit risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	R$ 1,268,371	R$ 633,606
Cash and cash equivalents.
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	75,898	49,850
Financial assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	904,362	413,374
Trade accounts receivable
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	R$ 288,111	R$ 170,382